GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Significant operating losses	$ 208,993	$ 48,820	$ 125,036
Deficit	28,623,030	28,414,037
Working capital deficiency	$ 697,369	$ 719,054	$ 825,243